     GROUP VARIABLE ANNUITY CONTRACTS
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO SEPARATE ACCOUNT
     DC VARIABLE ACCOUNT-I AND
 [LOGO]
     SEPARATE ACCOUNT TWO

   This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

   Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

   We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payments start. When annuity payments start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

   For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payments start and during the period after annuity payments start.

   The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission.

   We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.

     - Hartford Advisers HLS Fund Sub-Account which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

     - Hartford Bond HLS Fund Sub-Account which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

     - Calvert Social Balanced Portfolio Sub-Account which purchases shares of the Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert")

     - Hartford Capital Appreciation HLS Fund Sub-Account which purchases Class IA shares of Hartford Capital Appreciation HLS Fund, Inc.

     - Hartford Dividend and Growth HLS Fund Sub-Account which purchases Class IA shares of Hartford Dividend and Growth HLS Fund, Inc.

     - Hartford Index HLS Fund Sub-Account which purchases Class IA shares of Hartford Index HLS Fund, Inc.

     - Hartford International Opportunities HLS Fund Sub-Account which purchases Class IA shares of Hartford International Opportunities HLS Fund, Inc.

     - Hartford Money Market HLS Fund Sub-Account which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

     - Hartford Mortgage Securities HLS Fund Sub-Account which purchases Class IA shares of Hartford Mortgage Securities HLS Fund, Inc.

     - Hartford Stock HLS Fund Sub-Account which purchases Class IA shares of Hartford Stock HLS Fund, Inc.

   If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

   The Commission doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

   This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
 (HTTP://WWW.SEC.GOV).

   This group variable annuity contract IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency
 ------------------------------------------------------------------------------

 Prospectus Dated: May 1, 2002
 Statement of Additional Information Dated: May 1, 2002

                               TABLE OF CONTENTS

SECTION                                               PAGE
-------                                             --------
GLOSSARY OF SPECIAL TERMS.........................      3
FEE TABLE.........................................      5
SUMMARY...........................................      8
PERFORMANCE RELATED INFORMATION...................     10
HARTFORD LIFE INSURANCE COMPANY...................     10
THE SEPARATE ACCOUNTS.............................     11
THE FUNDS.........................................     11
GENERAL ACCOUNT OPTION............................     14
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE
   CONTRACTS......................................     14
CONTRACT CHARGES..................................     15
  Sales Charge....................................     15
  Is there ever a time when the Sales Charge does
   not apply?.....................................     16
  Mortality, Expense Risk and Administrative
   Charge.........................................     16
  HIG Employee Sponsored IRA......................     17
  Annual Maintenance Fee..........................     17
  Premium Taxes...................................     17
  Experience Rating under the Contracts...........     17
  Negotiated Charges and Fees.....................     17
  Charges of the Funds............................     18
  Plan Related Expenses...........................     18
THE CONTRACTS.....................................     18
  The Contracts Offered...........................     18
  Purchase of a Contract..........................     18
  Contract Rights and Privileges and
   Assignments....................................     18
  Pricing and Crediting of Contributions..........     18
  May I make changes in the amounts of my
   Contribution?..................................     19
  May I transfer assets between the
   Sub-Accounts?..................................     19
  Dollar Cost Averaging...........................     19
  How do I know what my Participant Account is
   worth?.........................................     20
  How are the underlying Fund shares valued?......     21
DEATH BENEFITS....................................     21
  Determination of the Beneficiary................     21
  Death before the Annuity Commencement Date......     21
  Death on or after the Annuity Commencement
   Date...........................................     21
SETTLEMENT PROVISIONS.............................     22
  Can payment of the Surrender value ever be
   postponed beyond the seven-day period?.........     22
  May I Surrender once Annuity Payments have
   started?.......................................     22
  What are Annuity Rights?........................     22
  How do I elect an Annuity Commencement Date and
   Annuity payment option?........................     23
  What is the minimum amount that I may select for
   an Annuity payment?............................     23
  How are Contributions made to establish an
   Annuity Account?...............................     23
  Can a Contract be suspended by a Contract
   Owner?.........................................     23
  Annuity Payment Options.........................     23
  How are Variable Annuity payments determined?...     24
FEDERAL TAX CONSIDERATIONS........................     25
  A.  General.....................................     25
  B.  Hartford and DC-I and DC-II.................     25
  C.  Information Regarding Tax-Qualified
   Retirement Plans...............................     26
  D.  Diversification of the Separate Account.....     30
  E.  Ownership of the Assets of the Separate
   Account........................................     30
  F.  Contracts Owned by Non-Natural Persons......     31
  G.  Annuity Purchases by Nonresident Aliens and
   Foreign Corporations...........................     31
  H.  Generation Skipping Transfer Tax............     31
  I.  Economic Growth and Tax Relief
   Reconciliation Act of 2001.....................     31
MORE INFORMATION..................................     32
  Can a Contract be modified?.....................     32
  Can Hartford waive any rights under a
   Contract?......................................     32
  How are the Contracts sold?.....................     32
  Who is the custodian of the Separate Accounts'
   assets?........................................     32
  Are there any material legal proceedings
   affecting the Separate Accounts?...............     33
  How may I get additional information?...........     33
APPENDIX I -- ACCUMULATION UNIT VALUES............     34
APPENDIX II -- ACCUMULATION PERIOD UNDER PRIOR
   GROUP CONTRACTS................................     38
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION....................................     40

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Attention: IPD/Retirement Plan Solutions Service Center, Simsbury CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets other than those allocated to our separate accounts.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

SURRENDER: Any partial or complete withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                      Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of premium
  payments).................................................    None
Transfer Fee................................................  $    0
Contingent Deferred Sales Charge (as a percentage of amounts
  Surrendered) (1)
Contracts under which variable account Contributions are
  held under Separate Account DC-I during the Accumulation
  Period:
    During the First through Sixth Year.....................       5%
    During the Seventh through Eighth Year..................       4%
    During the Ninth through Tenth Year.....................       3%
    During the Eleventh through Twelfth Year................       2%
    During the Thirteenth Year and thereafter...............       0%
Contracts under which variable account Contributions are
  held under Separate Account DC-II during the Accumulation
  Period:
    During the First through Eighth Year....................       5%
    During the Ninth through Fifteenth Year.................       3%
    During the Sixteenth Year and thereafter................       0%
Annual Maintenance Fee (DC-I)...............................  $    0
Annual Maintenance Fee (DC-II) (2)..........................  $25.00
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value) (DC-I) (3)
    Mortality and Expense Risk and Administrative Charge....    0.90%
    Total Separate Account Annual Expenses (DC-I)...........    0.90%
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value) (DC-II)
    Mortality and Expense Risk and Administrative Charge....    1.25%
    Total Separate Account Annual Expenses (DC-II)..........    1.25%

---------

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings. (See "HIG Employer Sponsored IRA").

(1) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

(2) The Annual Maintenance Fee is a single $25 charge on a Participant Account. It is deducted proportionally from the investment options in use at the time of the charge.

(3) The Mortality, Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.

    The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Accounts and underlying Funds. We deduct Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the examples.

    The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Examples tables, Hartford assumes a Contract Value of $25,000 to illustrate the charges that would be deducted. These Examples assume that the Annual Maintenance Fee will also be deducted if the Contract is Surrendered. We change the Annual Maintenance Fee for a $25,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use to 0.10%.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (as a percentage of net assets)

                                                                                          TOTAL FUND
                                                                MANAGEMEN       OTHER     OPERATING
                                                                   FEES        EXPENSES    EXPENSES
                                                              --------------   --------   ----------
Calvert Social Balanced Portfolio (1) (2)...................      0.70%         0.18%        0.88%
Hartford Advisers HLS Fund..................................      0.63%         0.03%        0.66%
Hartford Bond HLS Fund......................................      0.48%         0.03%        0.51%
Hartford Capital Appreciation HLS Fund......................      0.63%         0.05%        0.68%
Hartford Dividend and Growth HLS Fund.......................      0.65%         0.03%        0.68%
Hartford Index HLS Fund.....................................      0.40%         0.03%        0.43%
Hartford International Opportunities HLS Fund...............      0.70%         0.11%        0.81%
Hartford Money Market HLS Fund..............................      0.45%         0.03%        0.48%
Hartford Mortgage Securities HLS Fund.......................      0.45%         0.03%        0.48%
Hartford Stock HLS Fund.....................................      0.46%         0.03%        0.49%

---------

(1) Management Fees include an administrative fee paid by the Fund to Calvert Administrative Services Company.

(2) "Other Expenses" reflect an indirect fee resulting from the Calvert Social Balanced Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fee may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87%.

EXAMPLE DC-I (0.90% MORTALITY AND EXPENSE AND ADMINISTRATION CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                  If you Surrender your Contract:              If you annuitize your Contract:

SUB-ACCOUNT                       1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ----       ----       ----        ---        ---        ----       ----
Hartford Advisers HLS...........    $66        $100       $137       $213        $14        $45        $ 78       $170
Hartford Bond HLS...............     65          96        130        196         13         40          70        153
Hartford Capital Appreciation
  HLS...........................     66         101        138        215         15         46          79        172
Hartford Dividend and Growth HLS
  Fund..........................     66         101        138        215         15         46          79        172
Hartford Index HLS..............     64          94        125        187         12         38          65        144
Hartford International
  Opportunities HLS.............     68         105        145        229         16         50          86        187
Hartford Money Market HLS.......     64          95        128        193         13         39          68        150
Hartford Mortgage Securities
  HLS...........................     64          95        128        193         13         39          68        150
Hartford Stock HLS..............     65          95        129        194         13         40          68        151
Calvert Social Balanced.........     68         107        148        236         17         52          89        194

                                  If you do not Surrender your Contract:
SUB-ACCOUNT                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ---        ----       ----
Hartford Advisers HLS...........    $14        $45        $ 78       $170
Hartford Bond HLS...............     13         40          70        153
Hartford Capital Appreciation
  HLS...........................     15         46          79        172
Hartford Dividend and Growth HLS
  Fund..........................     15         46          79        172
Hartford Index HLS..............     12         38          65        144
Hartford International
  Opportunities HLS.............     16         50          86        187
Hartford Money Market HLS.......     13         39          68        150
Hartford Mortgage Securities
  HLS...........................     13         39          68        150
Hartford Stock HLS..............     13         40          68        151
Calvert Social Balanced.........     17         52          89        194

EXAMPLE DC-I (0.75% MORTALITY AND EXPENSE AND ADMINISTRATION CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                  If you Surrender your Contract:              If you annuitize your Contract:

SUB-ACCOUNT                       1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ----       ----       ----        ---        ---        ----       ----
Hartford Advisers HLS...........    $68        $105       $145       $229        $16        $50        $ 86       $187
Hartford Bond HLS...............     66         100        137        213         14         45          78        170
Hartford Capital Appreciation
  HLS...........................     68         105        146        231         16         50          87        189
Hartford Dividend and Growth HLS
  Fund..........................     68         105        146        231         16         50          87        189
Hartford Index HLS..............     65          98        133        204         14         42          73        161
Hartford International
  Opportunities HLS.............     69         109        152        245         18         54          94        203
Hartford Money Market HLS.......     66         100        136        209         14         44          76        167
Hartford Mortgage Securities
  HLS...........................     66         100        136        209         14         44          76        167
Hartford Stock HLS..............     66         100        136        210         14         44          77        168
Calvert Social Balanced.........     70         111        156        252         18         56          97        211

                                  If you do not Surrender your Contract:
SUB-ACCOUNT                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ---        ----       ----
Hartford Advisers HLS...........    $16        $50        $ 86       $187
Hartford Bond HLS...............     14         45          78        170
Hartford Capital Appreciation
  HLS...........................     16         50          87        189
Hartford Dividend and Growth HLS
  Fund..........................     16         50          87        189
Hartford Index HLS..............     14         42          73        161
Hartford International
  Opportunities HLS.............     18         54          94        203
Hartford Money Market HLS.......     14         44          76        167
Hartford Mortgage Securities
  HLS...........................     14         44          76        167
Hartford Stock HLS..............     14         44          77        168
Calvert Social Balanced.........     18         56          97        211

EXAMPLE DC-II (1.25% MORTALITY AND EXPENSE AND ADMINISTRATION CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                  If you Surrender your Contract:              If you annuitize your Contract:

SUB-ACCOUNT                       1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ----       ----       ----        ---        ---        ----       ----
Hartford Advisers HLS...........    $72        $117       $165       $270        $19        $61        $105       $229
Hartford Bond HLS...............     71         114        160        260         18         58         100        218
Hartford Capital Appreciation
  HLS...........................     72         118        166        274         19         62         107        232
Hartford Dividend and Growth HLS
  Fund..........................     72         119        168        278         20         63         109        236
Hartford Index HLS..............     66          99        134        206         13         42          73        162
Hartford International
  Opportunities HLS.............     74         123        174        291         21         67         116        250
Hartford Money Market HLS.......     70         113        158        257         18         57          99        215
Hartford Mortgage Securities
  HLS...........................     70         113        158        257         18         57          99        215
Hartford Stock HLS..............     70         113        158        257         18         57          99        215
Calvert Social Balanced.........     74         125        178        298         22         69         120        257

                                  If you do not Surrender your Contract:
SUB-ACCOUNT                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ---        ---        ----       ----
Hartford Advisers HLS...........    $20        $62        $107       $230
Hartford Bond HLS...............     19         59         101        220
Hartford Capital Appreciation
  HLS...........................     20         63         108        233
Hartford Dividend and Growth HLS
  Fund..........................     21         64         110        238
Hartford Index HLS..............     14         43          74        163
Hartford International
  Opportunities HLS.............     22         68         117        251
Hartford Money Market HLS.......     19         58         100        216
Hartford Mortgage Securities
  HLS...........................     19         58         100        216
Hartford Stock HLS..............     19         58         100        216
Calvert Social Balanced.........     23         70         121        259

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans.

    Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of the Sales Charges and other expenses applicable to earlier series of Contracts.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Account.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "MayI transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    We do not deduct at the time Contributions are made to the Contract. We deduct a contingent deferred sales charge ("Sales Charge") from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts under which contributions are held under Separate Account DC I, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Sixth Year.....................       5%
During the Seventh through Eighth Year......................       4%
During the Ninth through Tenth Year.........................       3%
During the Eleventh through Twelfth Year....................       2%
During the Thirteenth Year and thereafter...................       0%

    For Contracts under which contributions are held under Separate Account DC II, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Eighth Year....................       5%
During the Ninth through Fifteenth Year.....................       3%
During the Sixteenth Year and thereafter....................       0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                   SEPARATE
                                                                    ACCOUNT
                                                              -------------------
                                                                DC-I      DC-II
                                                              --------   --------
Annual rate
 (Contract values of $50,000,000 or less):                     0.90%      1.25%
Annual rate
 (Contract values in excess of $50,000,000):                   0.75%      1.25%

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges").

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    Hartford Advisers HLS, Hartford Bond HLS, Calvert Social Balanced, Hartford Capital Appreciation HLS, Hartford Dividend and Growth HLS, Hartford Index HLS, Hartford International Opportunities HLS, Hartford Money Market HLS, Hartford Mortgage Securities HLS, and Hartford Stock HLS Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all total fund operating expenses, the contingent deferred sales change, the highest charge for mortality, expense risk and administrative undertakings, and the highest Annual Maintenance Fee, where applicable.

    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures are net of total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges and the Annual Maintenance Fee, where applicable. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    Hartford Bond HLS and Hartford Mortgage Securities HLS Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

    Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of

Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

RATING AGENCY                EFFECTIVE DATE OF RATING    RATING          BASIS OF RATING
-------------                ------------------------   --------   ----------------------------
A.M. Best and
Company, Inc.                         9/26/01               A+     Financial strength
                                                                   Financial security
Standard & Poor's                     9/20/01              AA      characteristics
Fitch                                 9/21/01              AA+     Claims paying ability

    These ratings apply to Hartford's ability to meet its obligation under the contract. The ratings do not apply to the Separate Account or the underlying Funds.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

    Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

    The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

    Calvert Asset Management Company, Inc. serves as investment adviser and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisers to the Portfolio are Brown Capital Management, Inc. and State Street Global Advisers Management, Inc.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    The investment goals of each of the Funds are as follows:

                               HARTFORD HLS FUNDS

  HARTFORD ADVISERS HLS FUND

    Seeks maximum long-term total return. Sub-advised by Wellington Management.

  HARTFORD BOND HLS FUND

    Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

  HARTFORD CAPITAL APPRECIATION HLS FUND

    Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

  HARTFORD DIVIDEND AND GROWTH HLS FUND

    Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

  HARTFORD INDEX HLS FUND

    Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

    Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

  HARTFORD MONEY MARKET HLS FUND

    Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

  HARTFORD MORTGAGE SECURITIES HLS FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

  HARTFORD STOCK HLS FUND

    Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

                                  CALVERT FUND

  CALVERT SOCIAL BALANCED PORTFOLIO

    Seeks to achieve a competitive return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

                                   ALL FUNDS

    Hartford Advisers HLS Sub-Account was not available under Contracts issued prior to May 2, 1983. Hartford Capital Appreciation HLS Sub-Account was not available under Contracts issued prior to May 1, 1984. Hartford Mortgage Securities HLS Sub-Account was not available under Contracts issued prior to January 15, 1985. Hartford Index HLS Sub-Account was not available under Contracts issued prior to May 1, 1987. Hartford Dividend and Growth HLS Sub-Account was not available under Contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a Contract may be requested in writing by the Contract Owner.

    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets.

    DECLARED RATE OF INTEREST -- We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST -- For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS -- We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

                      ADDITIONAL SEPARATE ACCOUNTS OFFERED
                              UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Sixth Year.....................       5%
During the Seventh through Eighth Year......................       4%
During the Ninth through Tenth Year.........................       3%
During the Eleventh through Twelfth Year....................       2%
Thirteenth Year and thereafter..............................       0%

    For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Eighth Year....................       5%
During the Ninth through Fifteenth Year.....................       3%
Sixteenth Year and thereafter...............................       0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge.

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and
(2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

    - death;

    - financial hardship, as defined in the Plan;

    - severance from employment; or

    - retirement.

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                   SEPARATE
                                                                    ACCOUNT
                                                              -------------------
                                                                DC-I      DC-II
                                                              --------   --------
Annual rate
   (Contract values of $50,000,000 or less):                   0.90%      1.25%
Annual rate
   (Contract values in excess of $50,000,000):                 0.75%      1.25%

    We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    - MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    - MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    - EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our

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actual expenses if they are greater than the deductions stated in the Contract.
Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense risk charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense risk undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under the Contracts. Currently, there is an Annual Maintenance Fee of $25 assessed against any Participant's Account value in Separate Account DC-II. The Annual Maintenance Fee may be reduced or waived (see "Contract Charges -- Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. We can also offer contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section
457(f) of the Code.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts or the General Account option to one or more Sub-Accounts, the General Account option, or any combination thereof during the Accumulation Period. You can make these transfers and changes in allocations by

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at http://retire.hartfordlife.com.

    Any transfers or changes will be effected as of the date we receive your request in good order at our Administrative Office. If available under your Employer's Plan, you may transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.

    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992:

    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Hartford Money Market Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Hartford Money Market Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and subtracting (c) where:

(a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at http:/retire.hartfordlife.com.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death and a completed settlement instruction at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options under the Separate Account (see "Annuity payment options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will make the payments described below to the Beneficiary under the following Annuity payment options, subject to the specific terms of those Annuity payment options:

x  Life Annuity (Option 1)

x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)

x  Unit Refund Life Annuity (Option 3)

x  Joint and Last Survivor Life Annuity (Option 4)

x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE
59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (see "Contract Charges").

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Annuity Payment Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Option 5 will be subject to a Sales Charge, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

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    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180

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or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)   =                                     at the Annuity Commencement Date
          ----------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

          number of Annuity Units represented by                      number of monthly
(b)   =   each monthly Annuity payment made               X           Annuity payments made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied..........................................  $139,782.50
 B.  Initial monthly income per $1,000 of payment applied........         6.13
 C.  Initial monthly payment (A X B  DIVIDED BY 1,000)...........  $    856.87
 D.  Annuity Unit Value..........................................        3.125
 E.  Number of monthly annuity units (C  DIVIDED BY D)                 274.198
 F.  Assume annuity unit value for second month equal to.........        2.897
 G.  Second monthly payment (F X E)..............................  $    794.35
 H.  Assume annuity unit value for third month equal to..........        3.415
 I.  Third month payment (H X E)                                   $    936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Code. By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While we have no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and
  (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

    - after the participating employee attains age 59 1/2;

    - upon severance from employment;

    - upon death or disability; or

    - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - has a severance from employment,

    - dies, or

    - suffers an unforeseeable financial emergency as defined in the Code.

  4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

    TRADITIONAL IRAS Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

    SIMPLE IRAS Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

    ROTH IRAS Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

  5. FEDERAL TAX PENALTIES AND WITHHOLDING

    Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

    (a) PENALTY TAX ON EARLY DISTRIBUTIONS

      Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

    - Made on or after the date on which the employee reaches age 59 1/2;

    - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

    - Attributable to the employee's becoming disabled (as defined in the Code);

    - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

    - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

    - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

    - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

    - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

    (b) MINIMUM DISTRIBUTION PENALTY TAX

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

    - the calendar year in which the individual attains age 70 1/2; or

    - the calendar year in which the individual retires from service with the employer sponsoring the plan.

      The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

      The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

    - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

    - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

      Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult your tax or legal adviser with any questions regarding the new proposed regulations.

    (c) WITHHOLDING

      In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

      The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

      Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b), or governmental 457(b) plans unless such distributions are:

    - the non-taxable portion of the distribution;

    - required minimum distributions;

    - hardship distributions;

    - direct transfer distributions; or

    - made for a specified period of 10 or more years or for the life expectancy of the participant (or joint lives or life expectancies of the participant and beneficiary).

      Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

      Certain states require withholding of state taxes when federal income tax is withheld.

  6. ROLLOVER DISTRIBUTIONS

    Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

    Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

D. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your contract be adequately diversified.

    Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

    - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

    - no more than 70% is represented by any two investments,

    - no more than 80% is represented by any three investments and

    - no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

F. CONTRACTS OWNED BY NON-NATURAL PERSONS

    Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

    - certain annuities held by structured settlement companies,

    - certain annuities held by an employer with respect to a terminated qualified retirement plan and

    - certain immediate annuities.

    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

H. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

I. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

    The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

    During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

    The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Christine Hayer Repasy, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at http://retire.hartfordlife.com.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the financial statements for the Separate Accounts included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

                                                             YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------
                                      2001      2000       1999       1998       1997       1996       1995
                                     -------   -------   --------   --------   --------   --------   --------
DC-I
HARTFORD BOND HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 5.355   $ 4.874   $  4.979   $  4.641   $  4.201   $  4.099   $  3.499
Accumulation unit value at end of
 period............................  $ 5.769   $ 5.355   $  4.837   $  4.979   $  4.641   $  4.201   $  4.099
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    3,844     3,053      7,197     10,752      8,821      8,711      8,630
HARTFORD STOCK HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $20.825   $22.672   $ 19.085   $ 14.413   $ 11.059   $  8.979   $  6.773
Accumulation unit value at end of
 period............................  $18.119   $20.825   $ 22.672   $ 19.085   $ 14.413   $ 11.059   $  8.979
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   9,0480    11,100     28,666     44,646     44,558     42,224     39,271
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.260   $ 3.109   $  2.987   $  2.861   $  2.738   $  2.629   $  2.515
Accumulation unit value at end of
 period............................  $ 3.357   $ 3.260   $  3.109   $  2.987   $  2.861   $  2.738   $  2.629
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    4,699     4,853     12,051     13,525     11,208      9,609      7,884
HARTFORD ADVISERS HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 6.923   $ 7.061   $  6.436   $  5.204   $  4.213   $  3.649   $  2.876
Accumulation unit value at end of
 period............................  $ 6.545   $ 6.923   $  7.061   $  6.436   $  5.204   $  4.213   $  3.649
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   26,045    30,649    101,430    140,627    137,947    136,232    128,415
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $13.898   $12.420   $  9.109   $  7.952   $  6.552   $  5.482   $  4.257
Accumulation unit value at end of
 period............................  $12.822   $13.898   $ 12.420   $  9.109   $  7.952   $  6.552   $  5.482
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   14,764    17,304     39,292     56,416     62,609     59,279     52,278

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1994       1993       1992
                                     --------   --------   --------
DC-I
HARTFORD BOND HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  3.689   $  3.388   $  3.251(a)
Accumulation unit value at end of
 period............................  $  3.499   $  3.689   $  3.388
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     9,090     10,092     10,253
HARTFORD STOCK HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  6.990   $  6.190   $  5.695(a)
Accumulation unit value at end of
 period............................  $  6.773   $  6.990   $  6.190
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    39,551     37,542     34,861
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.450   $  2.410   $  2.354(b)
Accumulation unit value at end of
 period............................  $  2.515   $  2.450   $  2.410
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     9,548      9,298      9,999
HARTFORD ADVISERS HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.993   $  2.700   $  2.524(c)
Accumulation unit value at end of
 period............................  $  2.876   $  2.993   $  2.700
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   126,437    119,064    105,648
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  4.204   $  3.524   $  3.050(d)
Accumulation unit value at end of
 period............................  $  4.257   $  4.204   $  3.524
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    46,086     36,598     25,900

                                                             YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------
                                      2001      2000       1999       1998       1997       1996       1995
                                     -------   -------   --------   --------   --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.054   $ 2.802   $  2.783   $  2.628   $  2.430   $  2.335   $  2.034
Accumulation unit value at end of
 period............................  $ 3.254   $ 3.054   $  2.802   $  2.783   $  2.628   $  2.430   $  2.335
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    2,624     2,107      6,078      8,947      9,204     10,597     11,067
HARTFORD INDEX HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 4.727   $ 3.007   $  2.392   $  1.907   $  1.520   $  2.353   $  1.738
Accumulation unit value at end of
 period............................  $ 4.070   $ 4.727   $  3.007   $  2.392   $  1.907   $  1.520   $  2.353
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   12,771    14,388     62,941     81,407     67,788     49,989     19,816
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.150   $ 3.291   $  2.955   $  2.563   $  2.152   $  1.929   $  1.504
Accumulation unit value at end of
 period............................  $ 2.906   $ 3.150   $  3.291   $  2.955   $  2.563   $  2.152   $  1.929
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    2,730     3,165      7,927     11,080     10,795     10,160      9,009
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 1.889   $ 2.305   $  1.662   $  1.481   $  1.488   $  1.330   $  1.181
Accumulation unit value at end of
 period............................  $ 1.522   $ 1.889   $  2.305   $  1.662   $  1.481   $  1.488   $  1.330
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    8,120     9,369     22,410     32,407     38,369     43,558     35,671
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 2.576   $ 2.349   $  2.250   $  1.949   $  1.490   $  1.224   $     --(i)
Accumulation unit value at end of
 period............................  $ 2.450   $ 2.576   $  2.349   $  2.250   $  1.949   $  1.490   $  1.224
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   10,546     9,524     22,927     36,162     37,647     20,897      6,317

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1994       1993       1992
                                     --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.093   $  1.993   $  1.929(e)
Accumulation unit value at end of
 period............................  $  2.034   $  2.093   $  1.993
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    10,782     11,722     12,046
HARTFORD INDEX HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.735   $  1.605   $  1.522(f)
Accumulation unit value at end of
 period............................  $  1.738   $  1.735   $  1.605
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    15,356     13,489     11,720
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.573   $  1.475   $  1.388
Accumulation unit value at end of
 period............................  $  1.504   $  1.573   $  1.475
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     7,899      7,199      5,215
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.220   $  0.924   $  0.979
Accumulation unit value at end of
 period............................  $  1.181   $  1.220   $  0.924
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    38,270     19,894      8,061
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............        --         --         --
Accumulation unit value at end of
 period............................        --         --         --
Number of accumulation units
 outstanding at end of period
 (in thousands)....................        --         --         --

                                                             YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------
                                      2001      2000       1999       1998       1997       1996       1995
                                     -------   -------   --------   --------   --------   --------   --------
DC-I I
HARTFORD BOND HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 5.366   $ 4.796   $  4.917   $  4.604   $  4.187   $  4.095   $  3.500
Accumulation unit value at end of
 period............................  $ 5.705   $ 5.366   $  4.796   $  4.917   $  4.604   $  4.187   $  4.095
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    3,142     2,986      3,141      1,804      1,606      1,655      1,368
HARTFORD STOCK HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $19.544   $21.649   $ 18.846   $ 14.295   $ 11.017   $  8.968   $  6.771
Accumulation unit value at end of
 period............................  $17.285   $19.544   $ 21.649   $ 18.846   $ 14.295   $ 11.017   $  8.968
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    9,361    10,427     11,207      4,483      5,082      4,885      4,413
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.301   $ 3.061   $  2.947   $  2.834   $  2.725   $  2.624   $  2.512
Accumulation unit value at end of
 period............................  $ 3.303   $ 3.301   $  3.061   $  2.947   $  2.834   $  2.725   $  2.624
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    2,064     1,905      2,145      1,567      1,473      1,333        989
HARTFORD ADVISERS HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 6.975   $ 7.021   $  6.366   $  5.168   $  4.201   $  3.647   $  2.876
Accumulation unit value at end of
 period............................  $ 6.505   $ 6.975   $  7.021   $  6.366   $  5.168   $  4.201   $  3.647
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   12,897    13,598     14,450      8,737     10,299     10,505      9,212
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $13.770   $12.389   $  9.001   $  7.896   $  6.533   $  5.478   $  4.257
Accumulation unit value at end of
 period............................  $12.804   $13.770   $ 12.389   $  9.001   $  7.896   $  6.533   $  5.478
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   12,351    12,759     12,159      7,529     11,032     10,979      9,081

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1994       1993       1992
                                     --------   --------   --------
DC-I I
HARTFORD BOND HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  3.689   $  3.389   $  3.251(j)
Accumulation unit value at end of
 period............................  $  3.500   $  3.689   $  3.389
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     1,123        992        816
HARTFORD STOCK HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  6.988   $  6.188   $  5.694(k)
Accumulation unit value at end of
 period............................  $  6.771   $  6.988   $  6.188
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     3,885      3,181      2,517
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.447   $  2.407   $  2.351(k)
Accumulation unit value at end of
 period............................  $  2.512   $  2.447   $  2.407
Number of accumulation units
 outstanding at end of period
 (in thousands)....................       905        886        884
HARTFORD ADVISERS HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.993   $  2.700   $  2.524(c)
Accumulation unit value at end of
 period............................  $  2.876   $  2.993   $  2.700
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     8,279      7,023      7,323
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  4.204   $  3.524   $  3.050(d)
Accumulation unit value at end of
 period............................  $  4.257   $  4.204   $  3.524
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     6,923      4,940      3,276

                                                             YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------------------------
                                      2001      2000       1999       1998       1997       1996       1995
                                     -------   -------   --------   --------   --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.160   $ 2.799   $  2.747   $  2.606   $  2.421   $  2.333   $  2.034
Accumulation unit value at end of
 period............................  $ 3.253   $ 3.160   $  2.799   $  2.747   $  2.606   $  2.421   $  2.333
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    1,139     1,081      1,200        891      1,035      1,141      1,149
HARTFORD INDEX HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 5.191   $ 5.729   $  4.755   $  3.745   $  2.848   $  2.353   $  1.738
Accumulation unit value at end of
 period............................  $ 4.473   $ 5.191   $  5.729   $  4.755   $  3.745   $  2.848   $  2.353
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    9,787    10,101     10,126      6,393      5,415      4,378      3,153
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 3.057   $ 3.052   $  2.750   $  2.396   $  2.021   $  1.817   $  1.417
Accumulation unit value at end of
 period............................  $ 2.688   $ 3.057   $  3.052   $  2.750   $  2.396   $  2.021   $  1.817
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    1,584     1,595      1,628      1,263      1,291      1,193        923
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 1.952   $ 2.288   $  1.641   $  1.469   $  1.483   $  1.329   $  1.181
Accumulation unit value at end of
 period............................  $ 1.509   $ 1.952   $  2.288   $  1.641   $  1.469   $  1.483   $  1.329
Number of accumulation units
 outstanding at end of period
 (in thousands)....................    5,973     6,087      6,548      4,166      5,864      5,996      4,520
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $ 2.589   $ 2.314   $  2.222   $  1.933   $  1.490   $  1.223   $     --(i)
Accumulation unit value at end of
 period............................  $ 2.407   $ 2.589   $  2.314   $  2.222   $  1.933   $  1.490   $  1.223
Number of accumulation units
 outstanding at end of period
 (in thousands)....................   10,123     9,776      9,983      8,150      6,877      3,874        558

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1994       1993       1992
                                     --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  2.093   $  1.993   $  1.929(e)
Accumulation unit value at end of
 period............................  $  2.034   $  2.093   $  1.993
Number of accumulation units
 outstanding at end of period
 (in thousands)....................       994        942        802
HARTFORD INDEX HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.735   $  1.605   $  1.522(f)
Accumulation unit value at end of
 period............................  $  1.738   $  1.735   $  1.605
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     2,376      1,862      1,437
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.483   $  1.391   $  1.308(g)
Accumulation unit value at end of
 period............................  $  1.417   $  1.483   $  1.391
Number of accumulation units
 outstanding at end of period
 (in thousands)....................       693        498        317
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............  $  1.220   $  0.924   $  0.979(h)
Accumulation unit value at end of
 period............................  $  1.181   $  1.220   $  0.924
Number of accumulation units
 outstanding at end of period
 (in thousands)....................     3,640      1,495        553
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
Accumulation unit value at
 beginning of period...............        --         --         --
Accumulation unit value at end of
 period............................        --         --         --
Number of accumulation units
 outstanding at end of period
 (in thousands)....................        --         --         --

(a) Inception date August 3, 1982
(b) Inception date June 14, 1982
(c) Inception date May 2, 1983
(d) Inception date April 2, 1984
(e) Inception date January 15, 1985
(f)  Inception date June 3, 1987
(g) Inception date January 25, 1989
(h) Inception date July 2, 1990
(I)  Inception date May 1, 1995
(j)  Inception date August 25, 1982
(k) Inception date June 29, 1982

                                  APPENDIX II
                        ACCUMULATION PERIOD UNDER PRIOR
                                GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

       Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                                                                                     MINIMUM    TOTAL AS %
                                                                TOTAL      SALES      DEATH       OF NET
AGGREGATE CONTRIBUTION AMOUNTS TO THE SUB-ACCOUNTS' INVESTED  DEDUCTION   EXPENSES   BENEFIT      AMOUNT
------------------------------------------------------------  ---------   --------   -------      ------
DEDUCTIONS                                                                PORTION REPRESENTING
On the first $2,500.......................................      7.00%      6.25%       .75%        7.53%
On the next $47,500.......................................      3.50%      2.75%       .75%        3.63%
On the next $50,000.......................................      2.00%      1.25%       .75%        2.04%
On the excess over $100,000...............................      1.00%       .25%       .75%        1.01%

---------

* This illustration does not assume the payment of any Premium Taxes.

    Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

    Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

  1. MORTALITY AND EXPENSE RISK UNDERTAKINGS

    Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

    In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

    For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund, Stock Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

  2. ANNUAL MAINTENANCE FEE

    There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

    This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. The fee is not applicable to the Money Market Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

  3. PREMIUM TAXES

    A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at Surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                         PAGE
-------                                                       --------
GENERAL INFORMATION.........................................       2
  Safekeeping of Assets.....................................       2
  Independent Public Accountants............................       2
  Non-Participating.........................................       3
  Misstatement of Age or Sex................................       3
  Principal Underwriter.....................................       4
PERFORMANCE RELATED INFORMATION.............................       4
  Total Return for all Sub-Accounts.........................       4
  Yield for Sub-Accounts....................................       5
  Money Market Sub-Accounts.................................       5
  Additional Materials......................................       6
  Performance Comparisons...................................       6
PERFORMANCE TABLES..........................................       8
FINANCIAL STATEMENTS........................................    SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

       a. attained age 59 1/2

       b. severance from employment

       c. died, or

       d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

    Also there may be a 10% penalty tax for distributions made prior to age
59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    Name of Contractholder/Participant _________________________________________
    Address ____________________________________________________________________
    City or Plan/School District _______________________________________________
    Date _______________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account DC-I and Separate
Account Two (DC-II) (Form HV-1009-33/S) to me at the following address:

    _________________________________________
                       Name

     _________________________________________
                      Address

     _________________________________________
         City/State               Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY

            DC VARIABLE ACCOUNT - I AND SEPARATE ACCOUNT TWO (DC-II)

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: May 1, 2002

                                TABLE OF CONTENTS
GENERAL INFORMATION...............................................................................................2
      Safekeeping of Assets.......................................................................................2
      Independent Public Accountants..............................................................................2
      Non-Participating...........................................................................................3
      Misstatement of Age or Sex..................................................................................3
      Principal Underwriter.......................................................................................4
PERFORMANCE RELATED INFORMATION...................................................................................4
      Total Return for all Sub-Accounts...........................................................................4
      Yield for Sub-Accounts......................................................................................5
      Money Market Sub-Accounts...................................................................................5
      Additional Materials........................................................................................6
      Performance Comparisons.....................................................................................6
PERFORMANCE TABLES................................................................................................8
FINANCIAL STATEMENTS...........................................................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001:
$8,825,451; 2000: $7,304,167; and 1999: $18,919,427.


                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

DCI (.75% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

------------------------------------------------------------------------------------------------------------------------------
                                                    SUB-ACCOUNT
                                                     INCEPTION
SUB-ACCOUNT                                             DATE       1 YEAR      5 YEAR       10 YEAR        SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                           03/31/1988    -12.46%      5.66%        8.30%               N/A

Hartford Bond HLS Fund                               03/31/1988      0.10%      2.90%        3.67%               N/A

Hartford Capital Appreciation HLS Fund               03/31/1988    -14.62%     11.28%       14.22%               N/A

Hartford Dividend and Growth HLS Fund                03/08/1994    -11.90%      7.04%         N/A              11.93%

Hartford Index HLS Fund                              03/31/1988    -19.70%      5.65%        9.67%               N/A

Hartford International Opportunities HLS Fund        07/02/1990    -25.75%     -3.45%        2.09%               N/A

Hartford Mortgage Securities HLS Fund                03/31/1988     -1.02%      2.31%        3.12%               N/A

Hartford Money Market HLS                            03/31/1988     -4.43%      0.46%        1.04%               N/A

Hartford Stock HLS Fund                              03/31/1988    -19.62%      6.93%        10.72%              N/A

Calvert Social Balanced                              12/31/1988    -14.62%      2.52%        5.73%               N/A


DCI (.90% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

------------------------------------------------------------------------------------------------------------------------------
                                                    SUB-ACCOUNT
                                                     INCEPTION
SUB-ACCOUNT                                             DATE       1 YEAR      5 YEAR       10 YEAR        SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                           03/31/1988    -12.60%      5.47%        8.19%               N/A

Hartford Bond HLS Fund                               03/31/1988     -0.05%      2.73%        3.56%               N/A

Hartford Capital Appreciation HLS Fund               03/31/1988    -14.76%     11.08%       14.11%               N/A

Hartford Dividend and Growth HLS Fund                03/08/1994    -12.03%      6.86%         N/A              11.79%

Hartford Index HLS Fund                              03/31/1988    -19.82%      5.46%        9.57%               N/A

Hartford International Opportunities HLS Fund        07/02/1990    -25.86%     -3.62%        1.99%               N/A

Hartford Mortgage Securities HLS Fund                03/31/1988     -1.17%      2.13%        3.01%               N/A

Hartford Money Market HLS                            03/31/1988     -4.58%      0.28%        0.93%               N/A

Hartford Stock HLS Fund                              03/31/1988    -19.74%      6.76%       10.62%               N/A

Calvert Social Balanced                              12/31/1988    -14.76%      2.34%        5.63%               N/A

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

DCI (.75% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)(1)

--------------------------------------------------------------------------------------------------------------------------------
                                                    FUND INCEPTION                                         SINCE INCEPTION OF
SUB-ACCOUNT                                              DATE         1 YEAR      5 YEAR       10 YEAR            FUND
--------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            03/31/1983      -5.35%       9.37%       10.08%              N/A

Hartford Bond HLS Fund                                08/31/1977       7.87%       6.70%        5.98%              N/A

Hartford Capital Appreciation HLS Fund                04/02/1984      -7.63%      14.54%       15.53%              N/A

Hartford Dividend and Growth HLS Fund                 03/08/1994      -4.76%      10.64%         N/A             13.76%

Hartford Index HLS Fund                               05/01/1987     -12.97%       9.36%       11.34%              N/A

Hartford International Opportunities HLS Fund         07/02/1990     -19.34%       0.60%        4.59%              N/A

Hartford Mortgage Securities HLS Fund                 01/01/1985       6.69%       6.16%        5.45%              N/A

Hartford Money Market HLS                             06/30/1980       3.10%       4.31%        3.69%              N/A

Hartford Stock HLS Fund                               08/31/1977      -12.89%     10.54%       12.35%              N/A

Calvert Social Balanced                               12/31/1988      -7.63%       6.35%        7.75%              N/A

(1) Where the change for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that Contract.


DCI (.90% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)(1)

--------------------------------------------------------------------------------------------------------------------------------
                                                    FUND INCEPTION                                         SINCE INCEPTION OF
SUB-ACCOUNT                                              DATE         1 YEAR      5 YEAR       10 YEAR            FUND
--------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            03/31/1983      -5.50%       9.20%        9.98%              N/A

Hartford Bond HLS Fund                                08/31/1977       7.71%       6.54%        5.89%              N/A

Hartford Capital Appreciation HLS Fund                04/02/1984      -7.77%      14.36%       15.43%              N/A

Hartford Dividend and Growth HLS Fund                 03/08/1994      -4.90%      10.48%         N/A             13.64%

Hartford Index HLS Fund                               05/01/1987     -13.10%       9.19%       11.25%              N/A

Hartford International Opportunities HLS Fund         07/02/1990     -19.46%       0.45%        4.51%              N/A

Hartford Mortgage Securities HLS Fund                 01/01/1985       6.53%       6.00%        5.36%              N/A

Hartford Money Market HLS                             06/30/1980       2.94%       4.15%        3.60%              N/A

Hartford Stock HLS Fund                               08/31/1977     -13.02%      10.38%       12.26%              N/A

 Calvert Social Balanced                              12/31/1988      -7.77%       6.19%        7.66%              N/A

(1) Where the change for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that Contract.


DCII (1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)(1)

--------------------------------------------------------------------------------------------------------------------------------
                                                    FUND INCEPTION                                         SINCE INCEPTION OF
SUB-ACCOUNT                                              DATE         1 YEAR      5 YEAR       10 YEAR            FUND
--------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            03/31/1983       -5.78%       8.88%        9.80%              N/A

Hartford Bond HLS Fund                                08/31/1977        7.33%       6.17%        5.68%              N/A

Hartford Capital Appreciation HLS Fund                04/02/1984       -8.06%      14.01%       15.23%              N/A

Hartford Dividend and Growth HLS Fund                 03/08/1994       -5.23%      10.09%         N/A             13.34%

Hartford Index HLS Fund                               05/01/1987      -13.03%       9.27%       11.29%              N/A

Hartford International Opportunities HLS Fund         07/02/1990      -19.74%       0.10%        4.29%              N/A

Hartford Mortgage Securities HLS Fund                 01/01/1985        6.16%       5.63%        5.14%              N/A

Hartford Money Market HLS                             06/30/1980        2.58%       3.79%        3.39%              N/A

Hartford Stock HLS Fund                               08/31/1977      -13.31%      10.00%       12.04%              N/A

Calvert Social Balanced                               12/31/1988       -8.10%       5.82%        7.44%              N/A

(1) Where the change for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that Contract.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001


DCI (.75% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD                       EFFECTIVE YIELD
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     1.05%                            1.06%


DCI (.90% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                        Yield                       Effective Yield
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.91%                            0.92%


DCII (1.25% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD                       EFFECTIVE YIELD
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.55%                            0.56%


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001


DCI (.75% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 YIELD
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                      4.95%

Hartford Mortgage Securities HLS Fund                                       4.08%


DCI (.90% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 YIELD
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                      4.79%

Hartford Mortgage Securities HLS Fund                                       3.92%


DCI (1.25% MORTALITY, EXPENSE RISKS AND ADMINISTRATIVE CHARGE)

---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 YIELD
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                      4.44%

Hartford Mortgage Securities HLS Fund                                       3.56%

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
DC VARIABLE ACCOUNT-I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund and Calvert Social Balanced Portfolio sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                                            HARTFORD
                             HARTFORD     HARTFORD STOCK  MONEY MARKET
                           BOND HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 19,351,164
      Cost $19,536,124
      Market Value.......   $22,175,564        --             --
    Hartford Stock HLS
     Fund, Inc. ---
     Class IA
      Shares 34,620,228
      Cost $72,303,933
      Market Value.......            --    $163,944,266            --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 15,769,090
      Cost $15,769,090
      Market Value.......       --             --         $15,769,196
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 72,729,910
      Cost $94,277,702
      Market Value.......       --             --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 47,624,771
      Cost $123,064,519
      Market Value.......       --             --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
      Shares 7,396,862
      Cost $7,945,079
      Market Value.......       --             --             --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 16,339,175
      Cost $22,542,282
      Market Value.......       --             --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 12,967,494
      Cost $13,109,498
      Market Value.......       --             --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
      Shares 13,747,180
      Cost $20,059,426
      Market Value.......       --             --             --
    Calvert Social
     Balanced Portfolio
      Shares 4,506,969
      Cost $6,194,704
      Market Value.......       --             --             --
    Due from Hartford
     Life Insurance
     Company.............       --               41,419       252,702
    Receivable from fund
     shares sold.........         4,514        --             --
    Other assets.........            68        --               5,392
                            -----------    ------------   -----------
    Total Assets.........    22,180,146     163,985,685    16,027,290
                            -----------    ------------   -----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...         4,514        --             --
    Payable for fund
     shares purchased....       --               41,419       253,141
    Other liabilities....       --                    5       --
                            -----------    ------------   -----------
    Total Liabilities....         4,514          41,424       253,141
                            -----------    ------------   -----------
    Net Assets (variable
     annuity contract
     liabilities)........   $22,175,632    $163,944,261   $15,774,149
                            ===========    ============   ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........     3,844,181       9,048,156     4,699,392
    Unit Values*.........   $  5.768623    $  18.119079   $  3.356636

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                           HARTFORD
                                                    HARTFORD             HARTFORD                        INTERNATIONAL
                           HARTFORD ADVISERS  CAPITAL APPRECIATION  MORTGAGE SECURITIES  HARTFORD INDEX  OPPORTUNITIES
                               HLS FUND             HLS FUND             HLS FUND           HLS FUND       HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------------  -------------------  --------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 19,351,164
      Cost $19,536,124
      Market Value.......        --                  --                   --                  --              --
    Hartford Stock HLS
     Fund, Inc. ---
     Class IA
      Shares 34,620,228
      Cost $72,303,933
      Market Value.......        --                  --                   --                  --              --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 15,769,090
      Cost $15,769,090
      Market Value.......        --                  --                   --                  --              --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 72,729,910
      Cost $94,277,702
      Market Value.......    $170,452,081            --                   --                  --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 47,624,771
      Cost $123,064,519
      Market Value.......        --               $189,299,038            --                  --              --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
      Shares 7,396,862
      Cost $7,945,079
      Market Value.......        --                  --                 $8,538,479            --              --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 16,339,175
      Cost $22,542,282
      Market Value.......        --                  --                   --              $51,981,483         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 12,967,494
      Cost $13,109,498
      Market Value.......        --                  --                   --                  --          $12,360,564
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
      Shares 13,747,180
      Cost $20,059,426
      Market Value.......        --                  --                   --                  --              --
    Calvert Social
     Balanced Portfolio
      Shares 4,506,969
      Cost $6,194,704
      Market Value.......        --                  --                   --                  --              --
    Due from Hartford
     Life Insurance
     Company.............          39,236               42,687            --                   68,242         --
    Receivable from fund
     shares sold.........        --                  --                      2,182            --              865,940
    Other assets.........        --                        318            --                       11         --
                             ------------         ------------          ----------        -----------     -----------
    Total Assets.........     170,491,317          189,342,043           8,540,661         52,049,736      13,226,504
                             ------------         ------------          ----------        -----------     -----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...        --                  --                      2,544            --              865,940
    Payable for fund
     shares purchased....          39,236               42,687            --                   68,242         --
    Other liabilities....             145            --                         65            --                   10
                             ------------         ------------          ----------        -----------     -----------
    Total Liabilities....          39,381               42,687               2,609             68,242         865,950
                             ------------         ------------          ----------        -----------     -----------
    Net Assets (variable
     annuity contract
     liabilities)........    $170,451,936         $189,299,356          $8,538,052        $51,981,494     $12,360,554
                             ============         ============          ==========        ===========     ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........      26,044,565           14,763,943           2,623,990         12,770,873       8,120,349
    Unit Values*.........    $   6.544626         $  12.821734          $ 3.253842        $  4.070316     $  1.522170


                              HARTFORD      CALVERT SOCIAL
                            DIVIDEND AND       BALANCED
                           GROWTH HLS FUND    PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 19,351,164
      Cost $19,536,124
      Market Value.......       --               --
    Hartford Stock HLS
     Fund, Inc. ---
     Class IA
      Shares 34,620,228
      Cost $72,303,933
      Market Value.......       --               --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 15,769,090
      Cost $15,769,090
      Market Value.......       --               --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 72,729,910
      Cost $94,277,702
      Market Value.......       --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 47,624,771
      Cost $123,064,519
      Market Value.......       --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. -- Class IA
      Shares 7,396,862
      Cost $7,945,079
      Market Value.......       --               --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 16,339,175
      Cost $22,542,282
      Market Value.......       --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 12,967,494
      Cost $13,109,498
      Market Value.......       --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. -- Class IA
      Shares 13,747,180
      Cost $20,059,426
      Market Value.......    $25,841,552         --
    Calvert Social
     Balanced Portfolio
      Shares 4,506,969
      Cost $6,194,704
      Market Value.......       --            $7,927,799
    Due from Hartford
     Life Insurance
     Company.............         24,846          79,586
    Receivable from fund
     shares sold.........       --               --
    Other assets.........             27         --
                             -----------      ----------
    Total Assets.........     25,866,425       8,007,385
                             -----------      ----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...       --               --
    Payable for fund
     shares purchased....         24,846          75,476
    Other liabilities....       --                   127
                             -----------      ----------
    Total Liabilities....         24,846          75,603
                             -----------      ----------
    Net Assets (variable
     annuity contract
     liabilities)........    $25,841,579      $7,931,782
                             ===========      ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
    Units Owned by
     Participants........     10,546,216       2,729,521
    Unit Values*.........    $  2.450318      $ 2.905925

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

_____________________________________ SA-3 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            HARTFORD
                             HARTFORD     HARTFORD STOCK  MONEY MARKET
                           BOND HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............   $1,038,389     $  1,318,606    $ 614,046

  Mortality and expense
   undertakings..........     (182,886)      (1,705,872)    (143,290)
                            ----------     ------------    ---------
    Net investment income
     (loss)..............      855,503         (387,266)     470,756
                            ----------     ------------    ---------
CAPITAL GAINS INCOME.....      --            15,098,307          191
                            ----------     ------------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,428)      11,455,253       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      612,212      (56,000,251)      --
                            ----------     ------------    ---------
    Net gain (loss) on
     investments.........      606,784      (44,544,998)      --
                            ----------     ------------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,462,287     $(29,833,957)   $ 470,947
                            ==========     ============    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                           HARTFORD
                                                    HARTFORD             HARTFORD                        INTERNATIONAL
                           HARTFORD ADVISERS  CAPITAL APPRECIATION  MORTGAGE SECURITIES  HARTFORD INDEX  OPPORTUNITIES
                               HLS FUND             HLS FUND             HLS FUND           HLS FUND       HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------------  -------------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  5,367,436         $  1,265,251           $432,684         $    463,379    $    18,507

  Mortality and expense
   undertakings..........      (1,658,289)          (1,913,342)           (66,002)            (523,550)      (130,779)
                             ------------         ------------           --------         ------------    -----------
    Net investment income
     (loss)..............       3,709,147             (648,091)           366,682              (60,171)      (112,272)
                             ------------         ------------           --------         ------------    -----------
CAPITAL GAINS INCOME.....       9,589,964           63,096,926           --                  1,067,977      2,064,924
                             ------------         ------------           --------         ------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       8,385,815               38,938              3,691            1,128,358        414,915
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (33,735,243)         (82,108,215)            80,992          (11,266,201)    (5,302,724)
                             ------------         ------------           --------         ------------    -----------
    Net gain (loss) on
     investments.........     (25,349,428)         (82,069,277)            84,683          (10,137,843)    (4,887,809)
                             ------------         ------------           --------         ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(12,050,317)        $(19,620,442)          $451,365         $ (9,130,037)   $(2,935,157)
                             ============         ============           ========         ============    ===========


                              HARTFORD      CALVERT SOCIAL
                            DIVIDEND AND       BALANCED
                           GROWTH HLS FUND    PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   399,627     $   296,291
  Mortality and expense
   undertakings..........       (233,494)        (76,185)
                             -----------     -----------
    Net investment income
     (loss)..............        166,133         220,106
                             -----------     -----------
CAPITAL GAINS INCOME.....      1,740,724         144,355
                             -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (115,492)        237,083
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,175,302)     (1,367,504)
                             -----------     -----------
    Net gain (loss) on
     investments.........     (3,290,794)     (1,130,421)
                             -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,383,937)    $  (765,960)
                             ===========     ===========

_____________________________________ SA-5 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            HARTFORD
                             HARTFORD     HARTFORD STOCK  MONEY MARKET
                           BOND HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   855,503    $   (387,266)  $   470,756
  Capital gains income...       --           15,098,307           191
  Net realized gain
   (loss) on security
   transactions..........        (5,428)     11,455,253       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       612,212     (56,000,251)      --
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,462,287     (29,833,957)      470,947
                            -----------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,327,290      11,473,593     1,980,929
  Net transfers..........     4,105,707     (27,990,941)     (238,433)
  Surrenders for benefit
   payments and fees.....    (2,067,879)    (20,871,701)   (2,258,739)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,365,118     (37,389,049)     (516,243)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets.........     5,827,405     (67,223,006)      (45,296)
NET ASSETS:
  Beginning of period....    16,348,226     231,167,267    15,819,445
                            -----------    ------------   -----------
  End of period..........   $22,175,632    $163,944,261   $15,774,149
                            ===========    ============   ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                            HARTFORD
                             HARTFORD     HARTFORD STOCK  MONEY MARKET
                           BOND HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   (73,181)   $    (82,200)  $ 1,790,872
  Capital gains income...       --           60,637,565          (994)
  Net realized gain
   (loss) on security
   transactions..........       205,947      57,580,638       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,334,040    (162,948,369)      --
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,466,806     (44,812,366)    1,789,878
                            -----------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............     3,495,835      31,675,190     3,347,830
  Net transfers..........   (21,650,152)   (366,908,086)  (21,660,610)
  Surrenders for benefit
   payments and fees.....    (3,777,228)    (38,699,285)   (5,123,350)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,931,545)   (373,932,181)  (23,436,130)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets.........   (18,464,739)   (418,744,547)  (21,646,252)
NET ASSETS:
  Beginning of period....    34,812,965     649,911,814    37,465,697
                            -----------    ------------   -----------
  End of period..........   $16,348,226    $231,167,267   $15,819,445
                            ===========    ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                           HARTFORD
                                                    HARTFORD             HARTFORD                        INTERNATIONAL
                           HARTFORD ADVISERS  CAPITAL APPRECIATION  MORTGAGE SECURITIES  HARTFORD INDEX  OPPORTUNITIES
                               HLS FUND             HLS FUND             HLS FUND           HLS FUND       HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------------  -------------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  3,709,147         $   (648,091)         $   366,682       $    (60,171)   $  (112,272)
  Capital gains income...       9,589,964           63,096,926            --                 1,067,977      2,064,924
  Net realized gain
   (loss) on security
   transactions..........       8,385,815               38,938                3,691          1,128,358        414,915
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (33,735,243)         (82,108,215)              80,992        (11,266,201)    (5,302,724)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (12,050,317)         (19,620,442)             451,365         (9,130,037)    (2,935,157)
                             ------------         ------------          -----------       ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      13,407,101           15,582,611              731,973          8,263,816      1,390,753
  Net transfers..........     (27,058,011)         (31,856,887)           1,594,433         (8,474,649)    (2,802,103)
  Surrenders for benefit
   payments and fees.....     (16,038,468)         (15,300,668)            (676,045)        (6,689,407)      (995,957)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (29,689,378)         (31,574,944)           1,650,361         (6,900,240)    (2,407,307)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets.........     (41,739,695)         (51,195,386)           2,101,726        (16,030,277)    (5,342,464)
NET ASSETS:
  Beginning of period....     212,191,631          240,494,742            6,436,326         68,011,771     17,703,018
                             ------------         ------------          -----------       ------------    -----------
  End of period..........    $170,451,936         $189,299,356          $ 8,538,052       $ 51,981,494    $12,360,554
                             ============         ============          ===========       ============    ===========


                              HARTFORD      CALVERT SOCIAL
                            DIVIDEND AND       BALANCED
                           GROWTH HLS FUND    PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   166,133     $   220,106
  Capital gains income...      1,740,724         144,355
  Net realized gain
   (loss) on security
   transactions..........       (115,492)        237,083
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,175,302)     (1,367,504)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,383,937)       (765,960)
                             -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      3,964,170       1,027,744
  Net transfers..........        305,133      (1,667,708)
  Surrenders for benefit
   payments and fees.....     (1,581,957)       (632,320)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,687,346      (1,272,284)
                             -----------     -----------
  Net increase (decrease)
   in net assets.........      1,303,409      (2,038,244)
NET ASSETS:
  Beginning of period....     24,538,170       9,970,026
                             -----------     -----------
  End of period..........    $25,841,579     $ 7,931,782
                             ===========     ===========

                                                                                                           HARTFORD
                                                    HARTFORD             HARTFORD                        INTERNATIONAL
                           HARTFORD ADVISERS  CAPITAL APPRECIATION  MORTGAGE SECURITIES  HARTFORD INDEX  OPPORTUNITIES
                               HLS FUND             HLS FUND             HLS FUND           HLS FUND       HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------------  -------------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  1,097,538         $    (39,626)         $     6,436       $    203,247    $   281,852
  Capital gains income...      52,149,610           66,013,495            --                 1,562,854      4,489,233
  Net realized gain
   (loss) on security
   transactions..........      77,161,697           62,914,855              (22,304)        21,226,035      3,511,601
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (139,952,847)         (71,116,613)           1,365,779        (40,662,467)   (16,258,312)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (9,544,002)          57,772,111            1,349,911        (17,670,331)    (7,975,626)
                             ------------         ------------          -----------       ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      40,242,843           32,390,253            1,362,719         21,679,383      3,849,396
  Net transfers..........    (497,266,953)        (305,936,364)         (11,810,944)      (115,361,246)   (27,234,354)
  Surrenders for benefit
   payments and fees.....     (37,457,739)         (31,719,356)          (1,495,860)        (9,876,909)    (2,601,242)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (494,481,849)        (305,265,467)         (11,944,085)      (103,558,772)   (25,986,200)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets.........    (504,025,851)        (247,493,356)         (10,594,174)      (121,229,103)   (33,961,826)
NET ASSETS:
  Beginning of period....     716,217,482          487,988,098           17,030,500        189,240,874     51,664,844
                             ------------         ------------          -----------       ------------    -----------
  End of period..........    $212,191,631         $240,494,742          $ 6,436,326       $ 68,011,771    $17,703,018
                             ============         ============          ===========       ============    ===========


                              HARTFORD      CALVERT SOCIAL
                            DIVIDEND AND       BALANCED
                           GROWTH HLS FUND    PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   493,866     $   241,676
  Capital gains income...      4,124,617         696,720
  Net realized gain
   (loss) on security
   transactions..........      3,545,026       1,100,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,866,894)     (3,005,064)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,296,615        (966,517)
                             -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      6,089,860       2,176,272
  Net transfers..........    (36,736,881)    (16,411,125)
  Surrenders for benefit
   payments and fees.....     (2,976,694)       (902,403)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (33,623,715)    (15,137,256)
                             -----------     -----------
  Net increase (decrease)
   in net assets.........    (29,327,100)    (16,103,773)
NET ASSETS:
  Beginning of period....     53,865,270      26,073,799
                             -----------     -----------
  End of period..........    $24,538,170     $ 9,970,026
                             ===========     ===========

_____________________________________ SA-7 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            HARTFORD
                             HARTFORD     HARTFORD STOCK  MONEY MARKET
                           BOND HLS FUND     HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $ 1,603,181    $ (1,071,768)  $ 1,462,553
  Capital gains income...       308,039      63,567,855           974
  Net realized gain
   (loss) on security
   transactions..........       446,938     194,109,792       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,554,082)   (126,167,137)      --
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,195,924)    130,438,742     1,463,527
                            -----------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............     3,207,870      57,188,543     2,777,236
  Net transfers..........    (7,476,531)    (82,392,780)    3,061,293
  Surrenders for benefit
   payments and fees.....   (13,250,066)   (307,416,804)  (10,239,180)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (17,518,727)   (332,621,041)   (4,400,651)
                            -----------    ------------   -----------
  Net increase (decrease)
   in net assets.........   (18,714,651)   (202,182,299)   (2,937,124)
NET ASSETS:
  Beginning of period....    53,527,616     852,094,113    40,402,821
                            -----------    ------------   -----------
  End of period..........   $34,812,965    $649,911,814   $37,465,697
                            ===========    ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                           HARTFORD
                                                    HARTFORD             HARTFORD                        INTERNATIONAL
                           HARTFORD ADVISERS  CAPITAL APPRECIATION  MORTGAGE SECURITIES  HARTFORD INDEX  OPPORTUNITIES
                               HLS FUND             HLS FUND             HLS FUND           HLS FUND       HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  --------------------  -------------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  9,115,969         $ (2,065,013)         $   798,895       $    394,754    $   145,531
  Capital gains income...      66,035,988           28,364,366            --                 2,884,801        --
  Net realized gain
   (loss) on security
   transactions..........     109,707,712           75,300,296              353,908         29,025,940      3,154,826
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (110,915,510)          43,096,428           (1,009,631)         1,691,276     12,059,980
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      73,944,159          144,696,077              143,172         33,996,771     15,360,337
                             ------------         ------------          -----------       ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      60,209,515           38,405,063            1,337,928         25,883,222      6,465,977
  Net transfers..........     (79,780,932)         (72,296,647)          (2,595,863)       (11,869,735)    (8,846,795)
  Surrenders for benefit
   payments and fees.....    (243,193,118)        (136,718,724)          (6,751,436)       (53,518,791)   (15,181,367)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (262,764,535)        (170,610,308)          (8,009,371)       (39,505,304)   (17,562,185)
                             ------------         ------------          -----------       ------------    -----------
  Net increase (decrease)
   in net assets.........    (188,820,376)         (25,914,231)          (7,866,199)        (5,508,533)    (2,201,848)
NET ASSETS:
  Beginning of period....     905,037,858          513,902,329           24,896,699        194,749,407     53,866,692
                             ------------         ------------          -----------       ------------    -----------
  End of period..........    $716,217,482         $487,988,098          $17,030,500       $189,240,874    $51,664,844
                             ============         ============          ===========       ============    ===========


                              HARTFORD      CALVERT SOCIAL
                            DIVIDEND AND       BALANCED
                           GROWTH HLS FUND    PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   388,458     $   358,994
  Capital gains income...      2,571,967       1,927,344
  Net realized gain
   (loss) on security
   transactions..........      9,975,175       2,311,717
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (10,078,741)     (1,644,189)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,856,859       2,953,866
                             -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     13,489,504       2,662,375
  Net transfers..........    (25,227,178)     (3,375,593)
  Surrenders for benefit
   payments and fees.....    (18,620,723)     (8,906,608)
                             -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (30,358,397)     (9,619,826)
                             -----------     -----------
  Net increase (decrease)
   in net assets.........    (27,501,538)     (6,665,960)
NET ASSETS:
  Beginning of period....     81,366,808      32,739,759
                             -----------     -----------
  End of period..........    $53,865,270     $26,073,799
                             ===========     ===========

_____________________________________ SA-9 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-10 ____________________________________

 4.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
DC Variable Account-I
  Hartford Bond HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............       362,263   5.815903       2,106,886     0.74%     5.02%        7.87%
        Highest contract
         charges.........     3,479,409   5.763700      20,054,268     0.89%     4.95%        7.71%
        Remaining
         contract
         charges.........         2,509     --              14,478     --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     1,045,536  18.264124      19,095,800     0.74%     0.74%      (12.89)%
        Highest contract
         charges.........     8,001,583  18.100127     144,829,664     0.89%     0.67%      (13.02)%
        Remaining
         contract
         charges.........         1,037     --              18,797     --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............       551,123   3.383445       1,864,695     0.74%     3,69%        3.10%
        Highest contract
         charges.........     4,140,771   3.353068      13,884,288     0.89%     3.73%        2.94%
        Remaining
         contract
         charges.........         7,498     --              25,166     --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     3,291,362   6.596368      21,711,035     0.74%     2.82%       (5.35)%
        Highest contract
         charges.........    22,750,559   6.537140     148,723,588     0.89%     2.82%       (5.50)%
        Remaining
         contract
         charges.........         2,644     --              17,313     --       --           --
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............     1,840,432  12.923280      23,784,417     0.74%     0.62%       (7.63)%
        Highest contract
         charges.........    12,921,870  12.807271     165,493,892     0.89%     0.57%       (7.77)%
        Remaining
         contract
         charges.........         1,641     --              21,047     --       --           --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    2001 Lowest contract
     charges.............       351,719   3.279305       1,153,394     0.74%     5.28%        6.69%
        Highest contract
         charges.........     2,267,953   3.249895       7,370,611     0.89%     5.74%        6.53%
        Remaining
         contract
         charges.........         4,318     --              14,047     --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     1,605,499   1.648931       2,647,357     0.74%     0.85%      (12.97)%
        Highest contract
         charges.........    11,155,374   4.420988      49,317,774     0.89%     0.78%      (13.10)%
        Remaining
         contract
         charges.........        10,000     --              16,363     --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     1,029,689   1.534172       1,579,719     0.74%     0.12%      (19.34)%
        Highest contract
         charges.........     7,083,745   1.520426      10,770,311     0.89%     0.12%      (19.46)%
        Remaining
         contract
         charges.........         6,915     --              10,524     --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............       311,046   2.471794         768,842     0.74%     1.62%       (4.76)%
        Highest contract
         charges.........    10,227,476   2.449663      25,053,871     0.89%     1.51%       (4.90)%
        Remaining
         contract
         charges.........         7,694     --              18,866     --       --           --
  Calvert Social Balanced
   Portfolio
    2001 Lowest contract
     charges.............       348,510   2.929165       1,020,843     0.74%     3.60%       (7.63)%
        Highest contract
         charges.........     2,375,946   2.902516       6,896,221     0.89%     3.36%       (7.77)%
        Remaining
         contract
         charges.........         5,065     --              14,718     --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-11 ____________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Calvert Social Balanced Portfolio, American Century VP Capital Appreciation Fund, Fidelity VIP Overseas Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Contrafund Fund and Fidelity VIP Growth Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                                                        HARTFORD
                                        HARTFORD         HARTFORD     MONEY MARKET
                                        BOND HLS      STOCK HLS FUND    HLS FUND
                                    FUND SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                    ----------------  --------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -- Class IA
      Shares 15,642,534
      Cost $16,108,679
      Market Value................    $17,925,640          --             --
    Hartford Stock HLS
     Fund, Inc. -- Class IA
      Shares 34,168,064
      Cost $96,003,730
      Market Value................       --            $161,803,040       --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 6,817,167
      Cost $6,817,167
      Market Value................       --                --          $6,817,184
    Hartford Advisers HLS
     Fund, Inc. -- Class IA
      Shares 35,795,510
      Cost $68,498,053
      Market Value................       --                --             --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
      Shares 39,784,026
      Cost $152,419,581
      Market Value................       --                --             --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
      Shares 3,209,751
      Cost $3,436,479
      Market Value................       --                --             --
    Hartford Index HLS
     Fund, Inc. -- Class IA
      Shares 13,760,852
      Cost $33,681,467
      Market Value................       --                --             --
    Hartford International
     Opportunities HLS
     Fund, Inc. -- Class IA
      Shares 9,453,400
      Cost $11,571,509
      Market Value................       --                --             --
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
      Shares 12,959,685
      Cost $22,692,959
      Market Value................       --                --             --
    Calvert Social Balanced
     Portfolio
      Shares 2,419,759
      Cost $4,307,315
      Market Value................       --                --             --
  Due from Hartford Life Insurance
   Company........................         67,197          --             --
  Receivable from fund shares
   sold...........................       --                  40,133       183,129
  Other assets....................             13                11         1,717
                                      -----------      ------------    ----------
  Total Assets....................     17,992,850       161,843,184     7,002,030
                                      -----------      ------------    ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................       --                  40,126       183,161
  Payable for fund shares
   purchased......................         67,197          --             --
  Other liabilities...............       --                --             --
                                      -----------      ------------    ----------
  Total Liabilities...............         67,197            40,126       183,161
                                      -----------      ------------    ----------
  Net assets (variable annuity
   contract liabilities)..........    $17,925,653      $161,803,058    $6,818,869
                                      ===========      ============    ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by Participants.....      3,142,227         9,360,837     2,064,262
  Unit Values*....................    $  5.704761      $  17.285106    $ 3.303296

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                               HARTFORD
                                     HARTFORD          HARTFORD             HARTFORD           HARTFORD      INTERNATIONAL
                                     ADVISERS    CAPITAL APPRECIATION  MORTGAGE SECURITIES       INDEX       OPPORTUNITIES
                                     HLS FUND          HLS FUND             HLS FUND           HLS FUND        HLS FUND
                                    SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                    -----------  --------------------  -------------------  ---------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -- Class IA
      Shares 15,642,534
      Cost $16,108,679
      Market Value................      --              --                   --                  --              --
    Hartford Stock HLS
     Fund, Inc. -- Class IA
      Shares 34,168,064
      Cost $96,003,730
      Market Value................      --              --                   --                  --              --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 6,817,167
      Cost $6,817,167
      Market Value................      --              --                   --                  --              --
    Hartford Advisers HLS
     Fund, Inc. -- Class IA
      Shares 35,795,510
      Cost $68,498,053
      Market Value................  $83,891,468         --                   --                  --              --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
      Shares 39,784,026
      Cost $152,419,581
      Market Value................      --           $158,133,626            --                  --              --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
      Shares 3,209,751
      Cost $3,436,479
      Market Value................      --              --                 $3,705,137            --              --
    Hartford Index HLS
     Fund, Inc. -- Class IA
      Shares 13,760,852
      Cost $33,681,467
      Market Value................      --              --                   --               $43,778,802        --
    Hartford International
     Opportunities HLS
     Fund, Inc. -- Class IA
      Shares 9,453,400
      Cost $11,571,509
      Market Value................      --              --                   --                  --           $9,010,943
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
      Shares 12,959,685
      Cost $22,692,959
      Market Value................      --              --                   --                  --              --
    Calvert Social Balanced
     Portfolio
      Shares 2,419,759
      Cost $4,307,315
      Market Value................      --              --                   --                  --              --
  Due from Hartford Life Insurance
   Company........................      --                101,428            --                  --                1,071
  Receivable from fund shares
   sold...........................     117,795          --                     18,402              63,407        --
  Other assets....................          56                 36            --                  --                   24
                                    -----------      ------------          ----------         -----------     ----------
  Total Assets....................  84,009,319        158,235,090           3,723,539          43,842,209      9,012,038
                                    -----------      ------------          ----------         -----------     ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................     117,772          --                     18,431              63,402        --
  Payable for fund shares
   purchased......................      --                101,426            --                  --                1,071
  Other liabilities...............      --              --                         11               1,652        --
                                    -----------      ------------          ----------         -----------     ----------
  Total Liabilities...............     117,772            101,426              18,442              65,054          1,071
                                    -----------      ------------          ----------         -----------     ----------
  Net assets (variable annuity
   contract liabilities)..........  $83,891,547      $158,133,664          $3,705,097         $43,777,155     $9,010,967
                                    ===========      ============          ==========         ===========     ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by Participants.....  12,896,911         12,350,808           1,138,894           9,786,528      5,972,873
  Unit Values*....................  $ 6.504778       $  12.803508          $ 3.253241         $  4.473206     $ 1.508649


                                       HARTFORD
                                     DIVIDEND AND      CALVERT SOCIAL
                                    GROWTH HLS FUND  BALANCED PORTFOLIO
                                      SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -- Class IA
      Shares 15,642,534
      Cost $16,108,679
      Market Value................       --                --
    Hartford Stock HLS
     Fund, Inc. -- Class IA
      Shares 34,168,064
      Cost $96,003,730
      Market Value................       --                --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
      Shares 6,817,167
      Cost $6,817,167
      Market Value................       --                --
    Hartford Advisers HLS
     Fund, Inc. -- Class IA
      Shares 35,795,510
      Cost $68,498,053
      Market Value................       --                --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
      Shares 39,784,026
      Cost $152,419,581
      Market Value................       --                --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
      Shares 3,209,751
      Cost $3,436,479
      Market Value................       --                --
    Hartford Index HLS
     Fund, Inc. -- Class IA
      Shares 13,760,852
      Cost $33,681,467
      Market Value................       --                --
    Hartford International
     Opportunities HLS
     Fund, Inc. -- Class IA
      Shares 9,453,400
      Cost $11,571,509
      Market Value................       --                --
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
      Shares 12,959,685
      Cost $22,692,959
      Market Value................    $24,361,241          --
    Calvert Social Balanced
     Portfolio
      Shares 2,419,759
      Cost $4,307,315
      Market Value................       --              $4,256,356
  Due from Hartford Life Insurance
   Company........................         14,242             1,347
  Receivable from fund shares
   sold...........................       --                --
  Other assets....................             66          --
                                      -----------        ----------
  Total Assets....................     24,375,549         4,257,703
                                      -----------        ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................       --                --
  Payable for fund shares
   purchased......................         14,242               768
  Other liabilities...............       --                       6
                                      -----------        ----------
  Total Liabilities...............         14,242               774
                                      -----------        ----------
  Net assets (variable annuity
   contract liabilities)..........    $24,361,307        $4,256,929
                                      ===========        ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by Participants.....     10,123,075         1,583,896
  Unit Values*....................    $  2.406512        $ 2.687631

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN CENTURY VP
                           CAPITAL APPRECIATION
                             FUND SUB-ACCOUNT
                           --------------------
ASSETS:
  Investments:
    American Century VP
     Capital Appreciation
     Fund, Inc.
      Shares 522,196
      Cost $6,855,707
      Market Value.......       $3,916,467
    Fidelity VIP Overseas
     Fund, Inc.
      Shares 258,596
      Cost $5,334,590
      Market Value.......        --
    Fidelity VIP II Asset
     Manager Fund, Inc.
      Shares 349,423
      Cost $5,669,791
      Market Value.......        --
    Fidelity VIP II
     Contrafund
     Fund, Inc.
      Shares 1,010,977
      Cost $18,922,974
      Market Value.......        --
    Fidelity VIP Growth
     Fund, Inc.
      Shares 774,899
      Cost $30,589,245
      Market Value.......        --
  Due from Hartford Life
   Insurance Company.....            4,403
  Receivable from fund
   shares sold...........        --
  Other assets...........                6
                                ----------
  Total Assets...........        3,920,876
                                ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............            4,403
  Other liabilities......        --
                                ----------
  Total Liabilities......            4,403
                                ----------
  Net assets (variable
   annuity contract
   liabilities)..........       $3,916,473
                                ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        3,334,284
  Unit Values*...........       $ 1.174607

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FIDELITY VIP   FIDELITY VIP II   FIDELITY VIP II  FIDELITY VIP
                           OVERSEAS FUND   ASSET MANAGER    CONTRAFUND FUND  GROWTH FUND
                            SUB-ACCOUNT   FUND SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ----------------  ---------------  ------------
ASSETS:
  Investments:
    American Century VP
     Capital Appreciation
     Fund, Inc.
      Shares 522,196
      Cost $6,855,707
      Market Value.......      --              --                --              --
    Fidelity VIP Overseas
     Fund, Inc.
      Shares 258,596
      Cost $5,334,590
      Market Value.......   $3,589,318         --                --              --
    Fidelity VIP II Asset
     Manager Fund, Inc.
      Shares 349,423
      Cost $5,669,791
      Market Value.......      --            $5,070,132          --              --
    Fidelity VIP II
     Contrafund
     Fund, Inc.
      Shares 1,010,977
      Cost $18,922,974
      Market Value.......      --              --             $20,350,972        --
    Fidelity VIP Growth
     Fund, Inc.
      Shares 774,899
      Cost $30,589,245
      Market Value.......      --              --                --          $26,044,362
  Due from Hartford Life
   Insurance Company.....        5,539            3,148               903        --
  Receivable from fund
   shares sold...........      --              --                --               57,415
  Other assets...........      --              --                --              --
                            ----------       ----------       -----------    -----------
  Total Assets...........    3,594,857        5,073,280        20,351,875     26,101,777
                            ----------       ----------       -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                --               57,415
  Payable for fund shares
   purchased.............        5,578            2,740               903        --
  Other liabilities......          114               13               116            694
                            ----------       ----------       -----------    -----------
  Total Liabilities......        5,692            2,753             1,019         58,109
                            ----------       ----------       -----------    -----------
  Net assets (variable
   annuity contract
   liabilities)..........   $3,589,165       $5,070,527       $20,350,856    $26,043,668
                            ==========       ==========       ===========    ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........    2,895,767        3,085,805        10,006,469     13,127,935
  Unit Values*...........   $ 1.239452       $ 1.643178       $  2.033770    $  1.983836

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                      HARTFORD      HARTFORD      HARTFORD
                                        BOND         STOCK      MONEY MARKET
                                      HLS FUND      HLS FUND      HLS FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -----------  ------------  ------------
INVESTMENT INCOME:
  DIVIDENDS........................  $  804,570   $  1,304,455    $263,621
EXPENSES:
  Mortality and expense
   undertakings....................    (177,045)    (1,797,004)    (73,737)
                                     ----------   ------------    --------
    Net investment income (loss)...     627,525       (492,549)    189,884
                                     ----------   ------------    --------
CAPITAL GAINS INCOME...............      --         13,500,504          80
                                     ----------   ------------    --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........     129,155     (2,009,900)     --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............     470,786    (37,496,692)         17
                                     ----------   ------------    --------
    Net gain (loss) on
     investments...................     599,941    (39,506,592)         17
                                     ----------   ------------    --------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $1,227,466   $(26,498,637)   $189,981
                                     ==========   ============    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                      HARTFORD      HARTFORD                    HARTFORD       HARTFORD
                                       HARTFORD        CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL  DIVIDEND AND
                                       ADVISERS     APPRECIATION   SECURITIES      INDEX      OPPORTUNITIES     GROWTH
                                       HLS FUND       HLS FUND      HLS FUND      HLS FUND      HLS FUND       HLS FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     -------------  -------------  -----------  ------------  -------------  ------------
INVESTMENT INCOME:
  DIVIDENDS........................  $  2,535,229   $  1,054,698    $206,210    $   391,667    $    12,515   $   376,918
EXPENSES:
  Mortality and expense
   undertakings....................      (922,588)    (1,644,189)    (38,820)      (352,032)      (104,127)     (286,054)
                                     ------------   ------------    --------    -----------    -----------   -----------
    Net investment income (loss)...     1,612,641       (589,491)    167,390         39,635        (91,612)       90,864
                                     ------------   ------------    --------    -----------    -----------   -----------
CAPITAL GAINS INCOME...............     4,458,844     47,884,322      --            819,797      1,396,376     1,581,553
                                     ------------   ------------    --------    -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........      (595,762)    (2,149,363)      6,880       (383,133)      (177,762)      (82,459)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............   (10,820,945)   (59,498,518)     45,880     (7,297,809)    (3,424,155)   (2,910,868)
                                     ------------   ------------    --------    -----------    -----------   -----------
    Net gain (loss) on
     investments...................   (11,416,707)   (61,647,881)     52,760     (7,680,942)    (3,601,917)   (2,993,327)
                                     ------------   ------------    --------    -----------    -----------   -----------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $ (5,345,222)  $(14,353,050)   $220,150    $(6,821,510)   $(2,297,153)  $(1,320,910)
                                     ============   ============    ========    ===========    ===========   ===========


                                       CALVERT SOCIAL
                                     BALANCED PORTFOLIO
                                        SUB-ACCOUNT
                                     ------------------
INVESTMENT INCOME:
  DIVIDENDS........................      $ 160,741
EXPENSES:
  Mortality and expense
   undertakings....................        (52,654)
                                         ---------
    Net investment income (loss)...        108,087
                                         ---------
CAPITAL GAINS INCOME...............         78,314
                                         ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........        (49,075)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............       (532,782)
                                         ---------
    Net gain (loss) on
     investments...................       (581,857)
                                         ---------
    Net increase (decrease) in net
     assets resulting from
     operations....................      $(395,456)
                                         =========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN CENTURY VP
                           CAPITAL APPRECIATION
                             FUND SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............      $ --
EXPENSES:
  Mortality and expense
   undertakings..........          (52,199)
                               -----------
    Net investment income
     (loss)..............          (52,199)
                               -----------
CAPITAL GAINS INCOME.....        1,777,028
                               -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (130,855)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (3,307,777)
                               -----------
    Net gain (loss) on
     investments.........       (3,438,632)
                               -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(1,713,803)
                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                           OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   214,622       $ 208,821         $   163,940    $    22,929
EXPENSES:
  Mortality and expense
   undertakings..........       (48,034)        (61,504)           (250,074)      (341,042)
                            -----------       ---------         -----------    -----------
    Net investment income
     (loss)..............       166,588         147,317             (86,134)      (318,113)
                            -----------       ---------         -----------    -----------
CAPITAL GAINS INCOME.....       339,241          78,308             578,612      2,155,319
                            -----------       ---------         -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (34,731)         (3,784)            (78,485)      (427,345)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,494,324)       (495,336)         (3,527,265)    (7,695,954)
                            -----------       ---------         -----------    -----------
    Net gain (loss) on
     investments.........    (1,529,055)       (499,120)         (3,605,750)    (8,123,299)
                            -----------       ---------         -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,023,226)      $(273,495)        $(3,113,272)   $(6,286,093)
                            ===========       =========         ===========    ===========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                      HARTFORD      HARTFORD      HARTFORD
                                        BOND         STOCK      MONEY MARKET
                                      HLS FUND      HLS FUND      HLS FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -----------  ------------  ------------
OPERATIONS:
  Net investment income (loss).....  $   627,525  $   (492,549)  $  189,884
  Capital gains income loss........      --         13,500,504           80
  Net realized gain (loss) on
   security transactions...........      129,155    (2,009,900)     --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      470,786   (37,496,692)          17
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    1,227,466   (26,498,637)     189,981
                                     -----------  ------------   ----------
UNIT TRANSACTIONS:
  Purchases........................    1,044,933     5,229,050      685,815
  Net transfers....................    2,237,305    (3,769,148)     614,899
  Surrenders for benefit payments
   and fees........................   (2,390,785)  (15,512,918)    (879,019)
  Net annuity transactions.........     (217,958)   (1,424,129)     (82,762)
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................      673,495   (15,477,145)     338,933
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets..........................    1,900,961   (41,975,782)     528,914
NET ASSETS:
  Beginning of period..............   16,024,692   203,778,840    6,289,955
                                     -----------  ------------   ----------
  End of period....................  $17,925,653  $161,803,058   $6,818,869
                                     ===========  ============   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                      HARTFORD      HARTFORD      HARTFORD
                                        BOND         STOCK      MONEY MARKET
                                      HLS FUND      HLS FUND      HLS FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -----------  ------------  ------------
OPERATIONS:
  Net investment income (loss).....  $   (92,132) $   (879,022)  $  308,421
  Capital gains income.............      --         24,613,724         (165)
  Net realized gain (loss) on
   security transactions...........      (49,403)    4,003,508      --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    1,679,755   (45,976,741)     --
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    1,538,220   (18,238,531)     308,256
                                     -----------  ------------   ----------
UNIT TRANSACTIONS:
  Purchases........................      820,363     6,092,905      592,548
  Net transfers....................      187,692    (4,971,221)    (172,825)
  Surrenders for benefit payments
   and fees........................   (1,412,628)  (19,500,679)    (905,687)
  Net annuity transactions.........     (170,961)   (2,225,625)     (98,652)
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     (575,534)  (20,604,620)    (584,616)
                                     -----------  ------------   ----------
  Net increase (decrease) in net
   assets..........................      962,686   (38,843,151)    (276,360)
NET ASSETS:
  Beginning of period..............   15,062,006   242,621,991    6,566,315
                                     -----------  ------------   ----------
  End of period....................  $16,024,692  $203,778,840   $6,289,955
                                     ===========  ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                     HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                                       HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL  DIVIDEND AND
                                       ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES     GROWTH
                                       HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
  Net investment income (loss).....  $  1,612,641  $   (589,491) $  167,390   $    39,635   $   (91,612)  $    90,864
  Capital gains income loss........     4,458,844    47,884,322      --           819,797     1,396,376     1,581,553
  Net realized gain (loss) on
   security transactions...........      (595,762)   (2,149,363)      6,880      (383,133)     (177,762)      (82,459)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............   (10,820,945)  (59,498,518)     45,880    (7,297,809)   (3,424,155)   (2,910,868)
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    (5,345,222)  (14,353,050)    220,150    (6,821,510)   (2,297,153)   (1,320,910)
                                     ------------  ------------  ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases........................     4,478,750     8,604,263     250,212     3,749,588       858,568     2,352,465
  Net transfers....................    (1,799,740)     (187,926)    154,161    (1,587,232)     (466,795)      225,262
  Surrenders for benefit payments
   and fees........................    (7,516,611)  (11,364,215)   (314,081)   (3,814,198)     (919,044)   (2,146,977)
  Net annuity transactions.........      (778,632)     (255,337)    (19,969)     (189,524)      (49,235)      (56,504)
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................    (5,616,233)   (3,203,215)     70,323    (1,841,366)     (576,506)      374,246
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets..........................   (10,961,455)  (17,556,265)    290,473    (8,662,876)   (2,873,659)     (946,664)
NET ASSETS:
  Beginning of period..............    94,853,002   175,689,929   3,414,624    52,440,031    11,884,626    25,307,971
                                     ------------  ------------  ----------   -----------   -----------   -----------
  End of period....................  $ 83,891,547  $158,133,664  $3,705,097   $43,777,155   $ 9,010,967   $24,361,307
                                     ============  ============  ==========   ===========   ===========   ===========


                                         CALVERT
                                     SOCIAL BALANCED
                                        PORTFOLIO
                                       SUB-ACCOUNT
                                     ---------------
OPERATIONS:
  Net investment income (loss).....    $  108,087
  Capital gains income loss........        78,314
  Net realized gain (loss) on
   security transactions...........       (49,075)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (532,782)
                                       ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (395,456)
                                       ----------
UNIT TRANSACTIONS:
  Purchases........................       435,716
  Net transfers....................      (134,955)
  Surrenders for benefit payments
   and fees........................      (488,790)
  Net annuity transactions.........       (35,355)
                                       ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................      (223,384)
                                       ----------
  Net increase (decrease) in net
   assets..........................      (618,840)
NET ASSETS:
  Beginning of period..............     4,875,769
                                       ----------
  End of period....................    $4,256,929
                                       ==========

                                                     HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                                       HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL  DIVIDEND AND
                                       ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES     GROWTH
                                       HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
  Net investment income (loss).....  $   (255,613) $   (569,904) $  (13,334)  $    (4,135)  $    48,292   $   128,731
  Capital gains income.............     8,585,504    23,542,427      --           552,717     1,529,222     2,081,086
  Net realized gain (loss) on
   security transactions...........       (52,840)       15,880      17,267       (86,914)      (62,205)      (20,809)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............   (10,097,962)   (4,604,542)    281,462    (6,410,843)   (4,126,931)      (84,387)
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    (1,820,911)   18,383,861     285,395    (5,949,175)   (2,611,622)    2,104,621
                                     ------------  ------------  ----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases........................     5,365,045     8,702,027     289,147     4,698,174     1,151,061     2,325,172
  Net transfers....................    (2,706,725)    9,162,619    (176,930)      495,524       102,104      (510,705)
  Surrenders for benefit payments
   and fees........................    (7,001,297)  (11,212,905)   (322,620)   (4,487,734)   (1,758,746)   (1,829,857)
  Net annuity transactions.........      (442,741)     (101,202)    (19,236)     (333,524)       21,684       119,215
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................    (4,785,718)    6,550,539    (229,639)      372,440      (483,897)      103,825
                                     ------------  ------------  ----------   -----------   -----------   -----------
  Net increase (decrease) in net
   assets..........................    (6,606,629)   24,934,400      55,756    (5,576,735)   (3,095,519)    2,208,446
NET ASSETS:
  Beginning of period..............   101,459,631   150,755,529   3,358,868    58,016,766    14,980,145    23,099,525
                                     ------------  ------------  ----------   -----------   -----------   -----------
  End of period....................  $ 94,853,002  $175,689,929  $3,414,624   $52,440,031   $11,884,626   $25,307,971
                                     ============  ============  ==========   ===========   ===========   ===========


                                         CALVERT
                                     SOCIAL BALANCED
                                        PORTFOLIO
                                       SUB-ACCOUNT
                                     ---------------
OPERATIONS:
  Net investment income (loss).....    $   24,069
  Capital gains income.............       147,927
  Net realized gain (loss) on
   security transactions...........        (9,402)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (384,407)
                                       ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (221,813)
                                       ----------
UNIT TRANSACTIONS:
  Purchases........................       448,993
  Net transfers....................        58,346
  Surrenders for benefit payments
   and fees........................      (298,740)
  Net annuity transactions.........       (79,320)
                                       ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................       129,279
                                       ----------
  Net increase (decrease) in net
   assets..........................       (92,534)
NET ASSETS:
  Beginning of period..............     4,968,303
                                       ----------
  End of period....................    $4,875,769
                                       ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN CENTURY VP
                           CAPITAL APPRECIATION
                             FUND SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (52,199)
  Capital gains income...        1,777,028
  Net realized gain
   (loss) on security
   transactions..........         (130,855)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (3,307,777)
                                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (1,713,803)
                                ----------
UNIT TRANSACTIONS:
  Purchases..............          526,396
  Net transfers..........       (1,016,399)
  Surrenders for benefit
   payments and fees.....         (230,195)
  Net annuity
   transactions..........             (448)
                                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (720,646)
                                ----------
  Net increase (decrease)
   in net assets.........       (2,434,449)
NET ASSETS:
  Beginning of period....        6,350,922
                                ----------
  End of period..........       $3,916,473
                                ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           AMERICAN CENTURY VP
                           CAPITAL APPRECIATION
                             FUND SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (64,102)
  Capital gains income...          123,444
  Net realized gain
   (loss) on security
   transactions..........          (25,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (132,332)
                                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (98,046)
                                ----------
UNIT TRANSACTIONS:
  Purchases..............          460,618
  Net transfers..........        4,031,668
  Surrenders for benefit
   payments and fees.....         (119,249)
  Net annuity
   transactions..........             (692)
                                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        4,372,345
                                ----------
  Net increase (decrease)
   in net assets.........        4,274,299
NET ASSETS:
  Beginning of period....        2,076,623
                                ----------
  End of period..........       $6,350,922
                                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                           OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   166,588       $  147,317        $   (86,134)   $  (318,113)
  Capital gains income...       339,241           78,308            578,612      2,155,319
  Net realized gain
   (loss) on security
   transactions..........       (34,731)          (3,784)           (78,485)      (427,345)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,494,324)        (495,336)        (3,527,265)    (7,695,954)
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,023,226)        (273,495)        (3,113,272)    (6,286,093)
                            -----------       ----------        -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       540,339          525,856          2,152,248      3,000,144
  Net transfers..........      (373,367)        (143,377)          (278,443)    (2,104,147)
  Surrenders for benefit
   payments and fees.....      (266,287)        (332,366)        (1,365,013)    (2,062,191)
  Net annuity
   transactions..........       --              --                      (42)        (1,049)
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (99,315)          50,113            508,750     (1,167,243)
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets.........    (1,122,541)        (223,382)        (2,604,522)    (7,453,336)
NET ASSETS:
  Beginning of period....     4,711,706        5,293,909         22,955,378     33,497,004
                            -----------       ----------        -----------    -----------
  End of period..........   $ 3,589,165       $5,070,527        $20,350,856    $26,043,668
                            ===========       ==========        ===========    ===========

                           FIDELITY VIP    FIDELITY VIP II    FIDELITY VIP II  FIDELITY VIP
                           OVERSEAS FUND  ASSET MANAGER FUND  CONTRAFUND FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $     4,974       $  102,504        $  (213,801)   $  (409,565)
  Capital gains income...       450,234          395,454          3,069,890      3,699,361
  Net realized gain
   (loss) on security
   transactions..........      (110,598)           6,458            (21,474)       (89,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,561,440)        (784,957)        (4,767,196)    (7,992,545)
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,216,830)        (280,541)        (1,932,581)    (4,792,303)
                            -----------       ----------        -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       641,236          564,210          2,275,422      3,342,174
  Net transfers..........     1,660,302           12,206            453,015      5,288,988
  Surrenders for benefit
   payments and fees.....      (596,349)        (396,459)        (2,059,093)    (2,507,944)
  Net annuity
   transactions..........       --              --                      (38)        (2,840)
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,705,189          179,957            669,306      6,120,378
                            -----------       ----------        -----------    -----------
  Net increase (decrease)
   in net assets.........       488,359         (100,584)        (1,263,275)     1,328,075
NET ASSETS:
  Beginning of period....     4,223,347        5,394,493         24,218,653     32,168,929
                            -----------       ----------        -----------    -----------
  End of period..........   $ 4,711,706       $5,293,909        $22,955,378    $33,497,004
                            ===========       ==========        ===========    ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in Surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-14 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
HL Separate Account Two
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     332,773   5.684812      1,891,754      0.15%     4.79%        8.52%
        Highest contract
         charges.........   2,074,982   5.648511     11,720,561      1.23%     4.67%        7.33%
        Remaining
         contract
         charges.........     734,472     --          4,313,338      --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     641,662  14.708927      9,438,156      0.15%     0.73%      (12.36)%
        Highest contract
         charges.........   4,693,183  17.746314     83,286,704      1.22%     0.74%      (13.31)%
        Remaining
         contract
         charges.........   4,025,992     --         69,078,198      --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............     238,308   3.409016        812,396      0.15%     3.76%        3.72%
        Highest contract
         charges.........   1,610,463   3.281541      5,284,800      1.23%     3.68%        2.58%
        Remaining
         contract
         charges.........     215,491     --            721,673      --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     500,980   7.860864      3,938,139      0.15%     2.82%       (4.78)%
        Highest contract
         charges.........   9,967,620   6.427485     64,066,726      1.18%     2.83%       (5.78)%
        Remaining
         contract
         charges.........   2,428,311     --         15,886,682      --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     703,892  15.234336     10,723,332      0.15%     0.62%       (7.08)%
        Highest contract
         charges.........   7,915,706  12.583045     99,603,687      1.20%     0.63%       (8.06)%
        Remaining
         contract
         charges.........   3,731,210     --         47,806,645      --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     112,660   3.837140        432,291      0.15%     5.29%        7.34%
        Highest contract
         charges.........     949,405   3.184445      3,023,328      1.23%     5.59%        6.16%
        Remaining
         contract
         charges.........      76,829     --            249,478      --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     579,711   5.025032      2,913,068      0.15%     0.82%      (12.45)%
        Highest contract
         charges.........   8,018,052   4.435905     35,567,314      0.81%     0.84%      (13.03)%
        Remaining
         contract
         charges.........   1,188,765     --          5,296,773      --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............     363,005   1.690623        613,704      0.15%     0.12%      (18.85)%
        Highest contract
         charges.........   4,306,103   1.490021      6,416,184      1.24%     0.12%      (19.74)%
        Remaining
         contract
         charges.........   1,303,765     --          1,981,079      --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............   1,340,053   2.447604      3,279,920      0.69%     1.58%       (4.71)%
        Highest contract
         charges.........   8,783,022   2.400243     21,081,387      1.23%     1.54%       (5.23)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --
  Calvert Social Balanced
   Portfolio
    2001 Lowest contract
     charges.............     195,446   2.733950        534,341      0.69%     3.78%       (7.59)%
        Highest contract
         charges.........   1,388,450   2.681111      3,722,588      1.23%     3.63%       (8.10)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --
  American Century VP
   Capital Appreciation
   Fund, Inc.
    2001 Lowest contract
     charges.............     410,755   1.194927        490,822      0.69%    --          (28.57)%
        Highest contract
         charges.........   2,923,529   1.171752      3,425,651      1.24%    --          (28.96)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --
  Fidelity VIP Overseas
   Fund, Inc.
    2001 Lowest contract
     charges.............     192,391   1.262286        242,853      0.69%     5.44%      (21.72)%
        Highest contract
         charges.........   2,703,376   1.237827      3,346,312      1.24%     5.35%      (22.15)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                            INVESTMENT
                                          UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ----------  ----------  --------------  -------  ----------  ---------
  Fidelity VIP II Asset
   Manager Fund, Inc.
    2001 Lowest contract
     charges.............     134,482   1.674142        225,143      0.69%     4.16%       (4.76)%
        Highest contract
         charges.........   2,951,323   1.641767      4,845,384      1.23%     4.10%       (5.28)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --
  Fidelity VIP II
   Contrafund Fund, Inc.
    2001 Lowest contract
     charges.............     645,961   2.071039      1,337,811      0.69%     0.73%      (12.86)%
        Highest contract
         charges.........   9,360,508   2.031198     19,013,045      1.23%     0.79%      (13.34)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --
  Fidelity VIP Growth
   Fund, Inc.
    2001 Lowest contract
     charges.............     885,481   2.020001      1,788,674      0.69%     0.08%      (18.22)%
        Highest contract
         charges.........  12,242,454   1.981220     24,254,994      1.24%     0.08%      (18.67)%
        Remaining
         contract
         charges.........      --         --            --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-16 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------